Segment Reporting - Schedule of Revenue for Major Markets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
China [Member]
Segment Reporting Information [Line Items]
Sales amount	$ 13,768,820	$ 19,575,794	$ 11,005,500
U.K. [Member]
Segment Reporting Information [Line Items]
Sales amount	1,285,829	781,562	1,053,668
Mexico [Member]
Segment Reporting Information [Line Items]
Sales amount	867,476
Poland [Member]
Segment Reporting Information [Line Items]
Sales amount	773,084		1,318,926
Portugal [Member]
Segment Reporting Information [Line Items]
Sales amount	$ 573,931
France [Member]
Segment Reporting Information [Line Items]
Sales amount		1,516,466
Israel [Member]
Segment Reporting Information [Line Items]
Sales amount		909,207
Nigeria [Member]
Segment Reporting Information [Line Items]
Sales amount		$ 827,955
Australia [Member]
Segment Reporting Information [Line Items]
Sales amount			1,558,935
Germany [Member]
Segment Reporting Information [Line Items]
Sales amount			$ 1,016,250
Geographic Concentration Risk [Member] | China [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage	60.24%	64.61%	54.15%
Geographic Concentration Risk [Member] | U.K. [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage	5.63%	2.58%	5.18%
Geographic Concentration Risk [Member] | Mexico [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage	3.80%
Geographic Concentration Risk [Member] | Poland [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage	3.38%		6.49%
Geographic Concentration Risk [Member] | Portugal [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage	2.51%
Geographic Concentration Risk [Member] | France [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage		5.00%
Geographic Concentration Risk [Member] | Israel [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage		3.00%
Geographic Concentration Risk [Member] | Nigeria [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage		2.73%
Geographic Concentration Risk [Member] | Australia [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage			7.67%
Geographic Concentration Risk [Member] | Germany [Member] | Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Sales percentage			5.00%